Shareholder Report, Line Graph (Details) LMZ0800_Franklin Multi-Asset Variable Growth Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 23,484	$ 19,963	$ 16,695	$ 19,594	$ 16,234	$ 14,594	$ 11,906	$ 12,947	$ 10,850	$ 10,000	$ 27,374
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
Composite Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Composite Benchmark
Accumulated Value	23,791	20,765	17,264	20,862	17,822	15,287	12,207	13,137	11,102	10,000	$ 28,019
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199